Operations - Senior notes (Details) - Senior unsecured notes due 2024 - USD ($) $ in Millions	Dec. 31, 2017	Oct. 19, 2017
Senior notes
Interest rate (as a percent)	5.875%
Azul Investment LLP
Senior notes
Principal amount		$ 400.0
Interest rate (as a percent)		5.875%